Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LKCM Funds
Prospectus Date	rr_ProspectusDate	May 01, 2019
LKCM INTERNATIONAL EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LKCM INTERNATIONAL EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund does not impose any sales charges in connection with purchases and sales of Fund shares. However, you may be required to pay a commission to your financial intermediary on purchases and sales of Fund shares, which are not reflected in the tables or example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees<br/>(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses<br/>(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate for the Fund’s last fiscal year is not provided because the Fund had not commenced operations prior to the date of this Prospectus.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example reflects the fee waiver/expense reimbursement arrangement through May 1, 2020). Although your actual costs may be higher or lower, based on these assumptions, whether or not you redeem your shares, your costs would be as follows:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing primarily in equity securities of non-U.S. companies. The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. These equity securities primarily consist of common stocks, preferred stocks, American Depositary Receipts (“ADRs”), and real estate investment trusts (“REITs”). In determining the origin of a company, the Fund primarily relies on the country where the company is incorporated, headquartered or has its principal place of business. The Fund may consider a company to be from a particular country even if it is not incorporated or headquartered in, or does not have its principal place of business in, that country if a majority of its assets are located in, or it derives a majority of its total revenues or profits from, goods or services produced or sales made in that country. The Fund generally invests in companies from developed markets, though it may invest to a lesser extent in companies from emerging markets. The Fund may focus its investments in companies located in or economically tied to particular countries or geographic regions. The Fund initially intends to focus its investments in issuers that are incorporated in, headquartered in, or have their principal place of business in, European countries.

To a limited degree, the Fund may invest in companies based in the U.S. The Fund may also purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities, indices or currencies, and may purchase foreign currency forward contracts, for hedging purposes. From time to time, in pursuing its investment strategies, the Fund may hold a significant percentage of its investments in specific sector of the economy.

The Fund seeks to invest in the equity securities of high quality companies, as determined by the Adviser, that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation. The Fund may invest in equity securities of small, mid and large capitalization companies, including dividend paying securities.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The greatest risk of investing in the Fund is that you could lose money. There is no assurance that the Fund will achieve its investment objective. An investment in the Fund also is subject to the following principal risks, which are described in alphabetical order and not in order of importance or potential risk or exposure:
  Currency Risk – The Fund may have exposure to foreign currencies by making direct investments in securities denominated in non-U.S. currencies, purchasing or selling futures contracts and options on futures contracts for foreign or U.S. equity securities, indices or currencies, purchasing foreign currency forward contracts, and/or holding foreign currencies. Foreign currencies will fluctuate, and may decline, in value relative to the U.S. dollar and other currencies and thereby negatively affect the Fund’s holdings of foreign (non-U.S.) currencies or securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.
  Cybersecurity Risk – The Fund and its service providers, as well as the ability of shareholders to transact with the Fund, may be negatively impacted due to operational risks arising from, among other things, human errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow unauthorized parties to gain access to Fund assets, shareholder data, or confidential or proprietary information, or cause the Fund or its service providers to suffer data corruption or lose operational functionality. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Portfolio companies in which the Fund invests are also exposed to various risks related to cybersecurity incidents, and the value of the Fund’s investments in such portfolio companies could be adversely impacted in the event any such cybersecurity incidents occur.
  Derivatives Risk – Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates, indices, or currencies. The use of derivatives may be considered to carry more risk than other types of investments and may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those derivatives. If the Fund uses derivatives, the Fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of additional risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. As a result, the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event that a counterparty is or becomes unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Fund. The Fund’s use of derivatives also may create financial leverage, which may result in losses that exceed the amount originally invested and accelerate the rate of losses. Ongoing changes to regulation of the derivatives markets and potential changes in the regulation of funds using derivative instruments could limit the Fund’s ability to pursue its investment strategies. Changes in the value of a derivative may not correlate perfectly with the underlying instrument, and the Fund could lose more than the principal amount invested. In addition, the Fund’s investments in derivatives are subject to the following risks:
  Foreign Currency Forward Contracts – Foreign currency forward contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of a specific currency at a future date. The use of foreign currency forward contracts may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the foreign currency forward contract.

  Futures Contracts – Futures contracts are derivative instruments where the parties agree to a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. Futures contracts may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition: (i) there may not be a liquid secondary market for futures contracts, and the Fund may be unable to close a futures contract when desired; (ii) the Adviser may not be able to predict correctly the direction of securities prices, currency exchange rates and other economic factors; and (iii) transaction costs associated with investments in futures contracts may be significant.

  Options – For the purchase of a call option to be profitable to the purchaser, the market price of the underlying instrument must rise sufficiently above the call option exercise price to cover the premium and transaction costs, which will reduce any profit that might otherwise have been realized if the purchaser bought the underlying instrument instead of the call option. The Fund will receive a premium from writing call options, but it may not offset any losses sustained from exercised options if the underlying asset has increased in value when the call option is exercised. For the purchase of a put option to be profitable to the purchaser, the market price of the underlying security or instrument must decline sufficiently below the put option’s exercise price to cover the premium and transaction costs, which will reduce any profit the purchaser might have realized. The Fund will receive a premium from writing put options, but it may not offset any losses sustained from exercised options if the Fund is required to buy the underlying asset at a disadvantageous price.
  Dividend Paying Securities Risk – Securities that pay higher dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high or any dividends. Also, changes in the dividend policies of companies owned by the Fund and the capital resources available for these companies’ dividend payments may reduce the level of dividend payments and adversely affect the Fund.
  Emerging Markets Risk – When investing in emerging markets, the risks of investing in foreign securities discussed below are heightened. Stock markets in many emerging market countries are relatively small, less developed, less liquid, more volatile, more expensive to trade in, and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political challenges. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures.
  Equity Securities Risk – The Fund invests in equity securities and therefore is subject to market risks and significant fluctuations in value. Equity securities are generally subordinate to an issuer’s debt in the event of liquidation or bankruptcy. The Fund’s investments in equity securities primarily consist of ADRs, common stocks, and REITs.
  ADRs – Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, capital restrictions, less government regulation, less publicly available information, less liquidity, increased price volatility, and differences in financial reporting standards. ADRs may not accurately track the prices of the underlying foreign securities and their value may change materially at times when the U.S. markets are not open for trading. Investing in such securities may expose the Fund to additional risk.

  Common Stock – The value of an issuing company’s common stock may rise or fall as a result of factors affecting the issuing company, other companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.

  REITs – Investments in REITs are subject to the risks associated with the real estate industry, adverse governmental actions, declines in property and real estate values, risks related to general and local economic conditions, increases in property taxes and operating expenses, overbuilding, changes in interest rates, liabilities resulting from environmental problems, and the potential failure of a REIT to qualify for federal income-tax-free “pass-through” of net income and net realized gains that are distributed to shareholders and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses when investing in REITs.
  Foreign Securities Risk – Non-U.S. investments carry potential risks not associated with domestic investments. Such risks include, but are not limited to: currency exchange rate fluctuations, political and financial instability, less liquidity and greater volatility of foreign investments, lack of uniform accounting, auditing and financing reporting standards, different government regulation and supervision of foreign banks, stock exchanges, brokers and listed companies, and delays in transaction settlement in some foreign markets. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depositary or their agents goes bankrupt. To the extent the Fund invests a significant portion of its assets in securities of a single country or geographic region at any one time, it is more likely to be affected by events or conditions in that country or region. As a result, it may be more volatile than a more geographically diversified fund.
  Hedging Risk – If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, or the hedged instrument does not correlate to the risk sought to be hedged, the hedge might be unsuccessful, reduce the Fund’s return, or create a loss. In addition, hedges, even when successful in mitigating risk, may not prevent the Fund from experiencing losses on its investments, and therefore the use of hedging strategies may reduce the Fund’s return, or create a loss.
  Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending or the financial markets overall and result in lower values for securities held by the Fund.
  Investment Risk – An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.
  Large Cap Companies Risk – The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain or maintain high growth rates during periods of economic expansion.
  Liquidity Risk – When there is little or no active trading market for specific types of securities, it can become more difficult to sell securities at favorable times or prices. As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Fund’s performance. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. Liquidity risk is particularly acute in the case of foreign investments that are traded in smaller, less-developed or emerging markets and securities issued by issuers with smaller market capitalizations.
  Market Risk – Factors that affect markets in general, including geopolitical, regulatory, market and economic developments and other developments that impact specific economic sectors, industries and segments of the market, could adversely impact the Fund’s investments and lead to a decline in the value of your investment in the Fund. Turbulence in financial markets and reduced liquidity in credit, fixed income, or equity markets may negatively affect many issuers worldwide which could adversely affect the Fund. There is a risk that policy changes by the U.S. Government and/or Federal Reserve, including continued interest rate increases, also could cause increased volatility in financial markets and higher levels of shareholder redemptions, which could have a negative impact on the Fund. In addition, political events within the U.S. and abroad, such as a deterioration in trade relations or a government shutdown, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions. The details and impact of the United Kingdom’s departure from the European Union are not yet known, but could cause increased volatility and have a significant impact on world financial markets, economies, and other international trade agreements. Responses to financial problems by European governments may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences.
  Preferred Stocks Risk – Preferred stocks are sensitive to movement in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders.
  Sector Weighting Risk – The Fund may focus its investments in particular sectors of the economy. To the extent the Fund emphasizes investments in particular sectors of the economy, the Fund will be subject to a greater degree of risks particular to those sectors. Market conditions, interest rates, and economic, regulatory or financial developments could significantly affect securities in particular sectors. Depending on the weightings of the Fund’s investment in particular sectors, the Fund may have increased exposure to price movements of securities in those sectors.
  Security Selection Risk – Securities selected by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities or its particular industry or sector, such as poor operating or management performance, weak demand for the company’s products or services, the company’s failure to meet earnings or other operating performance expectations, financial leverage or credit deterioration, litigation or regulatory issues, or a decline in the value of the issuer’s business and assets.
  Small and Mid Cap Companies Risk – The Fund invests in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies. Small and mid capitalization companies may also have narrower commercial markets and more limited operating histories, product lines, and managerial and financial resources than larger, more established companies. Small and mid capitalization companies may be more sensitive to changes in interest rates, borrowing costs and earnings. As a result, the securities of small and mid capitalization companies held by the Fund may be less liquid and subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general. In general, these risks are greater for small capitalization companies than for mid capitalization companies.
  Valuation Risk – The Fund may value certain securities at a price different from the price at which they can be sold. This risk may be especially pronounced for investments, such as certain derivatives and foreign investments, which may be illiquid or which may become illiquid.

Risk Lose Money [Text]	rr_RiskLoseMoney	The greatest risk of investing in the Fund is that you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available once the Fund has at least one calendar year of performance. Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-688-LKCM
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lkcmfunds.com
LKCM INTERNATIONAL EQUITY FUND | LKCM International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	rr_RedemptionFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[2]
1 Year	rr_ExpenseExampleYear01	$ 102
3 Years	rr_ExpenseExampleYear03	404
1 Year	rr_ExpenseExampleNoRedemptionYear01	102
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 404

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Luther King Capital Management Corporation (“Adviser”), the Fund’s investment adviser, has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund through May 1, 2020 in order to limit the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.00% per annum (excluding any interest, taxes, brokerage commissions, indirect fees and expenses related to investments in other investment companies, including money market funds (“Acquired Fund Fees and Expenses”), and extraordinary expenses). The fee waiver and expense reimbursement agreement may be terminated or changed only with the consent of the Board of Trustees.